Related Party Balances and Transactions (Details 1) - HDSI [Member] - CAD ($)	12 Months Ended
	Jul. 31, 2021	Jul. 31, 2020	Jul. 31, 2019
Statement [Line Items]
Services received based on management services agreement	$ 49,397	$ 77,603	$ 50,406
Office lease related expenses	6,342	0	0
Reimbursement of third party expenses paid	6,134	27,075	26,904
Total	$ 61,873	$ 104,678	$ 77,310